BORROWED FUNDS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 5,110
2015	2,110
2016	3,110
2017	4,110
2018	110
Thereafter	2,303
Long-term debt	$ 16,853